John Deere Owner Trust 2024			EXHIBIT 99.2
Statement to Certificateholders

$341,500,000 Class A-1 5.52100% Asset Backed Notes due March 17, 2025
$300,000,000 Class A-2A 5.19% Asset Backed Notes due February 16, 2027
$155,250,000 Class A-2B Floating Rate Asset Backed Notes due February 16, 2027
$455,250,000 Class A-3 4.96% Asset Backed Notes due November 15, 2028
$98,580,000 Class A-4 4.91% Asset Backed Notes due February 18, 2031
$34,635,510 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			5.31864%
Class A-2B interest rate:			5.68864%

Payment Date:			15-Apr-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$75,700,455.48
		per $1,000 original principal amount:	$221.67

	(b)	Class A-2A Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-2B Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$75,700,455.48

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$1,414,066.13
		per $1,000 original principal amount:	$4.14

		(ii) Class A-2A Notes:	$1,124,500.00
		per $1,000 original principal amount:	$3.75

		(iii) Class A-2B Notes:	$662,371.02
		per $1,000 original principal amount:	$4.27

		(iv) Class A-3 Notes:	$1,630,806.67
		per $1,000 original principal amount:	$3.58

		(v) Class A-4 Notes:	$349,575.63
		per $1,000 original principal amount:	$3.55

		(vi) Total:	$5,181,319.45

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,376,660,703.73

	(b)	Note Value at end of related Collection Period:	$1,309,515,054.14

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$34,635,510.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$265,799,544.52
		(ii) A-1 Note Pool Factor:	0.7783296

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$300,000,000.00
		(ii) A-2A Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$155,250,000.00
		(ii)	A-2B Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$455,250,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,580,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$2,403,952.97
		(i)	per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:		$2,403,952.97
	(c)	Amount of Servicing Fee paid:		$2,403,952.97
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$13,114,171.29

(11)	(i)	Amount in Reserve Account:		$13,852,155.10
	(ii)	Specified Reserve Account Balance:		$13,852,155.10

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$1,702,702.96
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.12%

(13)	(i)	Aggregate amount of net losses for the collection period:		$32,038.88
	(ii)	Cumulative amount of net losses:		$32,038.88
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,413,459.54
		(ii)	% of Pool Balance:	0.10%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%